Basis of Presentation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Schedule of Effect of Changes in Foreign Exchange Rates

Variation of average exchange rate vs euro
	2024 vs 2023	2023 vs 2022
Brazilian real	(7.0%)	0.3%
Pound sterling	2.7%	(2.0%)
New peruvian sol	(0.3%)	(0.4%)
Chilean peso	(11.2%)	1.1%
Colombian peso	5.8%	(4.3%)
Mexican peso	(2.8%)	10.3%

Variation of closing exchange rate vs euro
	2024 vs 2023	2023 vs 2022
Brazilian real	(16.9%)	4.1%
Pound sterling	4.8%	2.1%
New peruvian sol	4.8%	(0.7%)
Argentine peso	(16.7%)	(78.8%)
Chilean peso	(6.4%)	(5.7%)
Colombian peso	(7.8%)	21.6%
Mexican peso	(13.5%)	11.2%